Operating Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Reconciliation of Segment Net Revenues and Operating Income

 Information on the operating segments and reconciliations of total net revenues and total segment operating income to consolidated net revenues from external customers and consolidated operating income for the years ended December 31, 2013, 2014, and 2015 are presented in the table below:

	2013		2014		2015
	(In millions of Korean Won)
Segment net Revenues
Online games	~~W~~	31,726	~~W~~	22,153	~~W~~	18,147
Mobile games		15,097		15,649		15,350
Other		4,970		4,772		3,830
Elimination		(4,108)		(2,685)		(1,667)

Total	~~W~~	47,685	~~W~~	39,889	~~W~~	35,660

	2013		2014		2015
	(In millions of Korean Won)
Income from operations
Online games	~~W~~	(9,462)	~~W~~	(4,625)	~~W~~	(7,038)
Mobile games		(5,116)		(7,196)		(9,701)
Other		(16)		(386)		398
Elimination		(2,136)		378		(888)

Total	~~W~~	(16,730)	~~W~~	(11,829)	~~W~~	(17,229)

Revenues by Geographic Region

Revenues by geographic region are as follows:

	2013		2014		2015
	(In millions of Korean Won)
Korea	~~W~~	15,491	~~W~~	19,469	~~W~~	18,189
Japan		14,409		8,511		7,781
United States of America		7,725		5,038		3,624
Taiwan and Hong Kong		3,106		2,315		2,763
Thailand		1,015		1,283		958
China		2,734		749		1,045
Brazil		705		664		452
Europe		643		300		203
Russia		180		123		26
Other		1,677		1,437		619

	~~W~~	47,685	~~W~~	39,889	~~W~~	35,660